Employee Future Benefits (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) age	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 CAD ($) year	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of defined benefit plans [line items]
Administration expenses		$ 2.0			$ 1.0	$ 2.0
Weighted average duration of defined benefit obligation | year			15.6
Minimum
Disclosure of defined benefit plans [line items]
Employer contribution (as percent)				500.00%
Maximum
Disclosure of defined benefit plans [line items]
Employer contribution (as percent)				1000.00%
Registered
Disclosure of defined benefit plans [line items]
Administration expenses		2.0			1.0	2.0
Registered | Letter of credit
Disclosure of defined benefit plans [line items]
Letter of credit, posted	$ 83.0	83.0	$ 83.0	$ 83.0
Registered | Related parties [member]
Disclosure of defined benefit plans [line items]
Administration expenses		0.0			0.1
Supplemental Pension Plan
Disclosure of defined benefit plans [line items]
Administration expenses		0.0			0.0	0.0
Other
Disclosure of defined benefit plans [line items]
Maximum age disabled and retired members eligible for benefits	65			65
Administration expenses		$ 0.0			$ 0.0	$ 0.0